Notes to the consolidated statements of income - Earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Numerator:
Net income attributable to shareholders of FMC AG & Co. KGaA	€ 86,362	€ 157,361
Denominators:
Weighted average number of shares outstanding	293,413,449	293,007,109
Potentially dilutive shares		71,206
Basic earnings per share	€ 0.29	€ 0.54
Diluted earnings per share	€ 0.29	€ 0.54